INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSET
Intangible Asset

NOTE 6 – INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(25,176)	$31,967	5
Foreign currency translation adjustment	-	-	5,798
Intangible assets, net	$57,143	$(25,176)	$37,765

Amortization expense for intangible assets was $12,519 for the year ended December 31, 2021.

Expected future intangible asset amortization as of December 31, 2021 was as follows:

Fiscal years:
Remaining 2022	$25,176
2023	12,588